Stock-Based Compensation - Stock option award narrative - Exercise prices (Details) - $ / shares	Mar. 31, 2024	Dec. 31, 2023
Exercise prices of the stock option awards
Outstanding Awards (Shares)	1,721,008	1,884,965
Vested Awards (Shares)	358,695	522,319
0.44
Exercise prices of the stock option awards
Exercise Price	$ 0.44	$ 0.44
Outstanding Awards (Shares)	4,729	6,820
Vested Awards (Shares)	4,729	6,820
1.75
Exercise prices of the stock option awards
Exercise Price	$ 1.75	$ 1.75
Outstanding Awards (Shares)	445,759	608,190
Vested Awards (Shares)	273,643	406,927
2.48
Exercise prices of the stock option awards
Exercise Price	$ 2.48	$ 2.48
Outstanding Awards (Shares)	212,480	238,500
Vested Awards (Shares)	16,255	33,740
2.87
Exercise prices of the stock option awards
Exercise Price	$ 2.87	$ 2.87
Outstanding Awards (Shares)	176,880	208,315
Vested Awards (Shares)	53,958	74,832
19.28
Exercise prices of the stock option awards
Exercise Price	$ 19.28	$ 19.28
Outstanding Awards (Shares)	823,140	823,140
Vested Awards (Shares)	8,360
26.47
Exercise prices of the stock option awards
Exercise Price	$ 26.47
Outstanding Awards (Shares)	58,020
Vested Awards (Shares)	1,750